Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statements of Operations) (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Interest income (expenses)	$ (2)	¥ (12)	¥ (11)	¥ (9)
General and administrative expenses	$ (365)	¥ (2,367)	¥ (2,257)	¥ (2,135)
Other income
Loss before equity in undistributed earnings of subsidiaries	$ (367)	¥ (2,379)	¥ (2,268)	¥ (2,144)
Equity in earnings of subsidiaries	(10,295)	(66,689)	(69,076)	(56,808)
Net income	$ (10,662)	¥ (69,068)	¥ (71,344)	¥ (58,952)